As filed with the Securities and Exchange Commission on September 10, 1999
                                                                File No. 33-8982
                                                                ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                      Pre-Effective Amendment No. _____                      [ ]

                       Post-Effective Amendment No. 53                       [X]
                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                                Amendment No. 54

                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219

                     (Address of Principal Executive Office)

                                 (800) 362-5365

                        (Area Code and Telephone Number)

                                          Copy to:

George Stevens, Esq.                      Carl Frischling, Esq.
BISYS Fund Services                       Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                         919 Third Avenue
Columbus, Ohio 43219                      New York, New York 10022
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_|  Immediately upon filing pursuant        |_|  on __________ pursuant
     to paragraph (b)                             to paragraph (b)

|X|  60 days after filing pursuant           |_|  on (date) pursuant to
     to paragraph (a)(1)                          paragraph (a)(1)

|_|  75 days after filing pursuant           |_|  on (date) pursuant to
     to paragraph (a)(2)                          paragraph (a)(2) of rule 485.

If appropriate, check the following box:

          |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This post-effective amendment no. 53 to the registration statement of The Victory Portfolios ("Registrant") includes supplements to the following prospectuses for the indicated series of Registrant. Each such prospectus is incorporated herein by reference to a filing of definitive prospectuses submitted pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Securities Act"), filed electronically with the Securities and Exchange Commission (the "SEC") on March 5, 1999 (accession no. 0000922423-99-000394).

      1. Prospectus dated March 1, 1999 for the Limited Term Income Fund, Intermediate Income Fund, Government Mortgage Fund and Investment Quality Bond Fund;

      2. Prospectus dated March 1, 1999 for the National Municipal Bond Fund, New York Tax-Free Fund and Ohio Municipal Bond Fund;

      3. Prospectus dated March 1, 1999 for the Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, Ohio Regional Stock Fund and International Growth Fund; and

      4. Prospectus dated March 1, 1999 for Balance Fund, Convertible Securities Fund and Real Estate Investment Fund.

      In addition, the statement of additional information dated March 1, 1999, as supplemented March 29, 1999, April 26, 1999 and July 28, 1999, for the above listed series of Registrant (the "SAI"), is incorporated herein by reference to the following filings submitted electronically to the SEC:

      1. Definitive SAI filed pursuant to Rule 497(c) on March 5, 1999 (accession no. 0000922423-99-000394);

      2. Supplement to the SAI filed pursuant to Rule 497(e) under the Securities Act on March 29, 1999 (accession no.
            0000922423-99-000455);

      3. Supplement to the SAI filed pursuant to Rule 497(e) on April 23, 1999 (accession no. 0000922423-99-000558); and

      4. Supplement to the SAI filed pursuant to Rule 485(b) under the Securities Act on July 27, 1999 (accession no.
            0000922423-99-000913).

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised. In addition to restating and replacing all previously dated supplements, this Supplement provides information about the new offering of Class G Shares of the Value Fund, the Growth Fund, and the Special Value Fund. Please discard all other supplements. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------
                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                                   Growth Fund
                               Special Value Fund
                            Ohio Regional Stock Fund
                            International Growth Fund

                        Supplement dated _________, 1999
                      To the Prospectus dated March 1, 1999


1.    The new date of the Prospectus is __________, 1999.

2. On page 3, under "Fees and Expenses," delete the third paragraph and replace it with the following:

      On March 5, 1999, shareholders of Gradison Growth & Income Fund and Gradison International Fund approved the reorganization of their funds into Class G Shares of the Victory Diversified Stock Fund and Victory International Growth Fund, respectively. As a result, the Diversified Stock Fund and the International Growth Fund began offering Class G Shares. The Gradison Division of McDonald Investments Inc., an affiliate of Key Asset Management Inc. (Gradison McDonald), will provide services to the shareholders of the Class G Shares of these funds. Fees and expenses associated with Class G Shares are discussed below. Class G Shares are available only through certain broker-dealers.

3. On pages 4, 6, 8, 10, 12, 14 and 16, in the Risk/Return Summary for each of the Funds, add the following information at the end of the "Principal Risks" section:

      An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4. On page 5, under "Risk/Return Summary Investment Performance" for the Value Fund, replace the table on the lower left side of the page with the table below:

      The table shows how the Value Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

        ----------------------------------------------- ------------ ------------- -----------------
        Average Annual Total Returns                       Past          Past      Since Inception
        (for the Periods ended December 31, 1998)*       One Year      5 Years        (12/3/93)
        ----------------------------------------------- ------------ ------------- -----------------
        Class A                                             19.07%        20.02%         19.96%
        ----------------------------------------------- ------------ ------------- -----------------
        S &P 500 Index **                                   28.58%        24.06%         23.75%
        ----------------------------------------------- ------------ ------------- -----------------

        * The Value Fund did not offer Class G Shares prior to _______, 1999. ** The Standard & Poor's 500 Stock Index is broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-to large-size companies.

5. On page 5, in the Risk/Return Summary for the Value Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

        ------------------------------------------------------------------------------------------
        Shareholder Transaction Expenses
        (paid directly from your investment)*                         Class A         Class G
        ------------------------------------------------------------------------------------------
        Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price)                           5.75%            NONE
        ------------------------------------------------------------------------------------------
        Maximum Sales Charge Imposed On Reinvested Dividends          NONE             NONE
        ------------------------------------------------------------------------------------------
        Deferred Sales Charge                                         NONE**           NONE
        ------------------------------------------------------------------------------------------
        Redemption Fees                                               NONE             NONE
        ------------------------------------------------------------------------------------------
        Exchange Fees                                                 NONE             NONE

        * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

        ** Except for investments of $1 million or more. See "Investing with Victory -- Calculation of Sales Charges -- Class A."

        The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Value Fund. The Fund pays these expenses from its assets.

        Annual Fund Operating Expenses                               Class A          Class G(1)
        ------------------------------------------------------------------------------------------
        Management Fees                                              1.00%            1.00%
        ------------------------------------------------------------------------------------------
        Distribution (12b-1) Fees                                    0.00%            0.50%
        ------------------------------------------------------------------------------------------
        Other Expenses                                               0.46%(2)         0.21%
                                                                     -----            -----
        ------------------------------------------------------------------------------------------
        Total Fund Operating Expenses                                1.46%            1.71%
                                                                     =====            =====
        ------------------------------------------------------------------------------------------
        Fee Waiver                                                   (0.00)%          (0.26)%
                                                                     =======          =======
        ------------------------------------------------------------------------------------------
        Net Expenses                                                 1.46%(3)         1.45%(4)
                                                                     =====            =====

     (1) Estimated Class G expenses are based on historical expenses of Class A Shares of the Value Fund for the fiscal year ended October 31, 1998.

     (2)    Includes a shareholder servicing fee of 0.25%.

     (3) For the fiscal year ended October 31, 1998, Key Asset Management Inc., each Fund's investment adviser (the Adviser), waived a portion of its fee so that the net operating expenses of Class A Shares of the Value Fund equaled 1.40%. These waivers are currently in effect, but the Adviser may terminate them at any time, so long as certain waivers applicable to Class G Shares of the Value Fund apply equally to all classes of the Fund's shares.

     (4) The Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Value Fund at a maximum of 1.45% until at least October 31, 2000.

      EXAMPLE

      The following Example is designed to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Value Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Value Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      --------------------------------------------------------------------------------------------
                                    1 Year           3 Years          5 Years         10 Years
      --------------------------------------------------------------------------------------------
      Class A                         $715            $1,010           $1,327           $2,221
      --------------------------------------------------------------------------------------------
      Class G*                        $148              $514             $906           $2,002
      --------------------------------------------------------------------------------------------

        * This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 1.45% until October 31, 2000 and will equal 1.71% thereafter.

6. On page 7, under "Risk/Return Summary Investment Performance" for the Diversified Stock Fund, replace the table on the lower left side of the page with the table below:

      The table shows how the Diversified Stock Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

      -------------------------------------------------------------------------------------------
      Average Annual Total Returns                       Past          Past     Since Inception
      (for the Periods ended December 31, 1998)*       One Year      5 Years       (10/20/89)
      -------------------------------------------------------------------------------------------
      Class A                                          16.08%          21.18%         16.49%
      -------------------------------------------------------------------------------------------
      Class B **                                       17.95%          21.86%         16.90%
      -------------------------------------------------------------------------------------------
      S&P 500 Index ***                                28.58%          24.06%         17.63%
      -------------------------------------------------------------------------------------------

      * The Diversified Stock Fund did not offer Class G Shares prior to March 29, 1999.

      ** Performance information prior to March 1, 1996, the Class B Shares' inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.

      *** The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-to large-size companies.

7. On page 7, in the Risk/Return Summary for the Diversified Stock Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

        ------------------------------------------------------------------------------------------
        Shareholder Transaction Expenses
        (paid directly from your investment)*                     Class A    Class B     Class G
        ------------------------------------------------------------------------------------------
        Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price)                       5.75%      NONE        NONE
        ------------------------------------------------------------------------------------------
        Maximum Sales Charge Imposed On Reinvested Dividends      NONE       NONE        NONE
        ------------------------------------------------------------------------------------------
        Deferred Sales Charge                                     NONE**     5.00%***    NONE
        ------------------------------------------------------------------------------------------
        Redemption Fees                                           NONE       NONE        NONE
        ------------------------------------------------------------------------------------------
        Exchange Fees                                             NONE       NONE        NONE
        ------------------------------------------------------------------------------------------

      * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

      ** Except for investments of $1 million or more. See "Investing with Victory -- Calculation of Sales Charges -- Class A."

      *** 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

        The Annual Fund Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder in Class G Shares of the Diversified Stock Fund. The Fund pays these expenses from its assets.

        -------------------------------------------------------------------------------------------
        Annual Fund Operating Expenses                            Class A      Class B     Class G
        -------------------------------------------------------------------------------------------
        Management Fees                                           0.65%        0.65%       0.65%
        -------------------------------------------------------------------------------------------
        Distribution (12b-1) Fees                                 0.00%        0.75%       0.50%
        -------------------------------------------------------------------------------------------
        Other Expenses                                            0.48% (1)    0.78% (1)   0.37%
                                                                  -----        -----       -----
        -------------------------------------------------------------------------------------------
        Total Fund Operating Expenses                             1.13%        2.18%       1.52%
        -------------------------------------------------------------------------------------------
        Fee Waiver                                                0.00%        0.00%      (0.08%)
                                                                  -----        -----       -------
        -------------------------------------------------------------------------------------------
        Net Expenses                                              1.13% (2)    2.18% (2)   1.44% (3)
                                                                  =====        =====       =====
        -------------------------------------------------------------------------------------------

      1     Includes a shareholder servicing fee of 0.25%.

      2 For the fiscal year ended October 31, 1998, the Adviser voluntarily waived a portion of its fee and reimbursed expenses so that the Diversified Stock Fund's net operating expenses equaled 1.02% for Class A Shares and 2.08% for Class B Shares. The Adviser may waive fees and reimburse expenses, as allowed by law, so that the Diversified Stock Fund's net operating expenses will equal 1.05% for Class A Shares and 2.10% for Class B Shares. The Adviser may terminate these waivers/reimbursements at any time so long as certain waivers applicable to Class G Shares of the Diversified Stock Fund apply equally to all classes of the Fund's shares.

      3 The Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Diversified Stock Fund at a maximum of 1.44% until at least April 1, 2001.

      EXAMPLE

      The following Example is designed to help you compare the cost of investing in the Diversified Stock Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Diversified Stock Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Diversified Stock Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        -------------------------------------------------------------------------------------------
                                               1 Year       3 Years       5 Years        10 Years
        -------------------------------------------------------------------------------------------
        Class A                                $684          $913        $1,161          $1,871
        -------------------------------------------------------------------------------------------
        Class B                                $721          $982        $1,269          $2,114
        -------------------------------------------------------------------------------------------
        Class G*                               $147          $464          $813          $1,799
        -------------------------------------------------------------------------------------------

        * This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 1.44% until April 1, 2001 and will equal 1.52% thereafter.

8. On page 9, under "Risk/Return Summary Investment Performance" for the Stock Index Fund, replace the table on the lower left side of the page with the table below:

      The table shows how the Stock Index Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

        -----------------------------------------------------------------------------------------
        Average Annual Total Returns                      Past         Past      Since Inception
        (for the Periods ended December 31, 1998) *     One Year      5 Years       (12/3/93)
        -----------------------------------------------------------------------------------------
        Class A                                            20.36%       21.81%        21.57%
        -----------------------------------------------------------------------------------------
        S&P 500 Index **                                   28.58%       24.06%        23.75%
        -----------------------------------------------------------------------------------------

        * The Stock Index Fund did not offer Class G Shares prior to June 30, 1999.
        ** The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-to large-size companies.

9. On page 9, in the Risk/Return Summary for the Stock Index Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

        -------------------------------------------------------------------------------------------
        Shareholder Transaction Expenses
        (paid directly from your investment)*                       Class A          Class G
        -------------------------------------------------------------------------------------------
        Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price)                         5.75%             NONE
        -----------------------------------------------------------------------------------------
        Maximum Sales Charge Imposed On Reinvested Dividends        NONE              NONE
        -----------------------------------------------------------------------------------------
        Deferred Sales Charge                                       NONE**            NONE
        -----------------------------------------------------------------------------------------
        Redemption Fees                                             NONE              NONE
        -----------------------------------------------------------------------------------------
        Exchange Fees                                               NONE              NONE

       * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

       ** Except for investments of $1 million or more. See "Investing with Victory -- Calculation of Sales Charges -- Class A."

        The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Stock Index Fund. The Fund pays these expenses from its assets.

        -----------------------------------------------------------------------------------------
        Annual Fund Operating Expenses                              Class A           Class G(1)
        -----------------------------------------------------------------------------------------
        Management Fees                                              0.60%              0.60%
        -----------------------------------------------------------------------------------------
        Distribution (12b-1) Fees                                    0.00%              0.00%
        -----------------------------------------------------------------------------------------
        Other Expenses                                               0.24%              0.49%(2)
                                                                     -----              -----
        -----------------------------------------------------------------------------------------
        Total Fund Operating Expenses                                0.84%(3)            1.09%(4)
                                                                     =====              =====
        -----------------------------------------------------------------------------------------

     (1) Estimated Class G expenses are based on historical expenses of Class A Shares of the Stock Index Fund for the fiscal year ended October 31, 1998.

     (2)    Includes a shareholder servicing fee of 0.25%.

     (3) For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee so that the net operating expenses of Class A Shares of the Stock Index Fund equaled 0.57%. This waiver is currently in effect, but the Adviser may terminate it at any time.

     (4) The Adviser anticipates that it will voluntarily waive its fees so that the net operating expenses of Class G Shares of the Stock Index Fund will equal 0.82%. The Adviser may terminate this waiver at any time.

        EXAMPLE

        The following Example is designed to help you compare the cost of investing in the Stock Index Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Stock Index Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Stock Index Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        ----------------- ----------------- ------------------- ----------------- ----------------
                                 1 Year             3 Years           5 Years         10 Years
        ----------------- ----------------- ------------------- ----------------- ----------------
        Class A                    $656                $828            $1,014           $1,553
        ----------------- ----------------- ------------------- ----------------- ----------------
        Class G                    $111                $347              $601           $1,329
        ----------------- ----------------- ------------------- ----------------- ----------------


10. On page 11, under "Risk/Return Summary Investment Performance" for the Growth Fund, replace the table on the lower left side of the page with the table below:

        The table shows how the Growth Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

        ---------------------------------------------- ------------- ------------ ----------------
        Average Annual Total Returns                       Past         Past           Since
        (for the Periods ended December 31, 1998)*         One Year    5 Years       Inception
                                                                                     (12/3/93)
        ---------------------------------------------- ------------- ------------ ----------------
        Class A                                           29.26%       22.66%         22.36%
        ---------------------------------------------- ------------- ------------ ----------------
        S&P 500 Index **                                  28.58%       24.06%         23.75%
        ---------------------------------------------- ------------- ------------ ----------------

        *  The Growth Fund did not offer Class G Shares prior to __________,
           1999.

        ** The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-to large-size companies.

11. On page 11, in the Risk/Return Summary for the Growth Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

        Shareholder Transaction Expenses
        (paid directly from your investment)*                           Class A        Class G
        ----------------------------------------------------------- ---------------- -------------
        Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price)                             5.75%            NONE
        ----------------------------------------------------------- ---------------- -------------
        Maximum Sales Charge Imposed On Reinvested Dividends            NONE             NONE
        ----------------------------------------------------------- ---------------- -------------
        Deferred Sales Charge                                           NONE**           NONE
        ----------------------------------------------------------- ---------------- -------------
        Redemption Fees                                                 NONE             NONE
        ----------------------------------------------------------- ---------------- -------------
        Exchange Fees                                                   NONE             NONE
        ----------------------------------------------------------- ---------------- -------------

      * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

      ** Except for investments of $1 million or more. See "Investing with Victory -- Calculation of Sales Charges -- Class A."

         The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Growth Fund. The Fund pays these expenses from its assets.

        ----------------------------------------------------------- ---------------- -------------
        Annual Fund Operating Expenses                                  Class A       Class G(1)
        ----------------------------------------------------------- ---------------- -------------
        Management Fees                                                 1.00%            1.00%
        ----------------------------------------------------------- ---------------- -------------
        Distribution (12b-1) Fees                                       0.00%            0.50%
        ----------------------------------------------------------- ---------------- -------------
        Other Expenses                                                  0.49%(2)          0.24%
                                                                        -----            -----
        ----------------------------------------------------------- ---------------- -------------
        Total Fund Operating Expenses                                   1.49%            1.74%
                                                                        =====            =====
        ----------------------------------------------------------- ---------------- -------------
        Fee Waiver                                                      (0.00)%          (0.34)%
                                                                        =======          =======
        ----------------------------------------------------------- ---------------- -------------
        Net Expenses                                                    1.49%(3)         1.40%(4)
                                                                        =====            =====
        ----------------------------------------------------------- ---------------- -------------

     (1) Estimated Class G expenses are based on historical expenses of Class A Shares of the Growth Fund for the fiscal year ended October 31, 1998.

     (2)    Includes a shareholder servicing fee of 0.25%.

     (3) For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee so that the net operating expenses of Class A Shares of the Growth Fund equaled 1.40%. This waiver is currently in effect, but the Adviser may terminate it at any time, so long as certain waivers applicable to Class G Shares of the Growth Fund apply equally to all classes of the Fund's shares.

     (4) The Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Growth Fund at a maximum of 1.40% until at least October 31, 2000.

      EXAMPLE

      The following Example is designed to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Growth Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------ ---------------- ------------------ ---------------- -----------------
                                 1 Year            3 Years          5 Years          10 Years
         ------------------ ---------------- ------------------ ---------------- -----------------
         Class A                   $718             $1,019           $1,341            $2,252
         ------------------ ---------------- ------------------ ---------------- -----------------
         Class G*                  $143               $516             $914            $2,029
         ------------------ ---------------- ------------------ ---------------- -----------------

        * This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 1.40% until October 31, 2000 and will equal 1.74% thereafter.

12. On page 13, under "Risk/Return Summary Investment Performance" for the Special Value Fund, replace the table on the lower left side of the page with the table below:

        The table shows how the Special Value Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

        --------------------------------------------- -------------- ----------- -----------------
        Average Annual Total Returns                  Past One Year  Past 5      Since Inception
        (for the Periods ended December 31, 1998) *                    Years        (12/3/93)
        --------------------------------------------- -------------- ----------- -----------------
        Class A                                         -14.31%       10.88%          11.35%
        --------------------------------------------- -------------- ----------- -----------------
        Class B **                                      -13.63%       11.31%          11.77%
        --------------------------------------------- -------------- ----------- -----------------
        S&P 400 Mid-Cap Index ***                        19.11%       18.84%          17.21%
        --------------------------------------------- -------------- ----------- -----------------

        * The Special Value Fund did not offer Class G Shares prior to __________, 1999.

        ** Performance information prior to March 1, 1996, the Class B Shares' inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.

        ***The Standard & Poor's 400 Mid-Cap Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-sized companies.

13. On page 13, in the Risk/Return Summary for the Special Value Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

        -------------------------------------------------------- ----------- ---------- -----------
        Shareholder Transaction Expenses
        (paid directly from your investment)*                    Class A     Class B    Class G
        -------------------------------------------------------- ----------- ---------- -----------
        Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price)                      5.75%       NONE       NONE
        -------------------------------------------------------- ----------- ---------- -----------
        Maximum Sales Charge Imposed On Reinvested Dividends     NONE        NONE       NONE
        -------------------------------------------------------- ----------- ---------- -----------
        Deferred Sales Charge                                    NONE**      5.00%***   NONE
        -------------------------------------------------------- ----------- ---------- -----------
        Redemption Fees                                          NONE        NONE       NONE
        -------------------------------------------------------- ----------- ---------- -----------
        Exchange Fees                                            NONE        NONE       NONE
        -------------------------------------------------------- ----------- ---------- -----------

      * You may be charged additional fees if you buy, exchange or sell shares through a broker or agent.

      ** Except for investments of $1 million or more. See "Investing with Victory - Calculation of Sales Charges - Class A."

      *** 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

        The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Special Value Fund. The Fund pays these expenses from its assets.

        ------------------------------------------------------- ------------ ----------- -----------
        Annual Fund Operating Expenses                           Class A      Class B     Class G(1)
        ------------------------------------------------------- ------------ ----------- -----------
        Management Fees                                          1.00%        1.00%       1.00%
        ------------------------------------------------------- ------------ ----------- -----------
        Distribution (12b-1) Fees                                0.00%        0.75%       0.50%
        ------------------------------------------------------- ------------ ----------- -----------
        Other Expenses                                           0.51%(2)     1.27%(2)     0.26%
                                                                 -----        -----       -----
        ------------------------------------------------------- ------------ ----------- -----------
        Total Fund Operating Expenses                            1.51%        3.02%       1.76%
                                                                 =====        =====       =====
        ------------------------------------------------------- ------------ ----------- -----------
        Fee Waiver                                               (0.00)%      (0.00)%     (0.16)%
                                                                 =======      =======     =======
        ------------------------------------------------------- ------------ ----------- -----------
        Net Expenses                                             1.51%(3)      3.02%(3)    1.60%(4)
                                                                 =====        ======      =====
        ------------------------------------------------------- ------------ ----------- -----------

     (1) Estimated Class G expenses are based on historical expenses of Class A Shares of the Special Value Fund for the fiscal year ended October 31, 1998.

      2     Includes a shareholder servicing fee of 0.25%.

      3 For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee so that the Special Value Fund's net operating expenses equaled 1.40% for Class A Shares and 2.65% for Class B Shares. These waivers are currently in effect, but the Adviser may terminate them at any time so long as certain waivers applicable to Class G Shares of the Special Value Fund apply equally to all classes of the Fund's shares.

      4 The Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Special Value Fund at a maximum of 1.60% until at least October 31, 2000.

      EXAMPLE

      The following Example is designed to help you compare the cost of investing in the Special Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Special Value Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Special Value Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ------------------- ---------------- ---------------- ---------------- ----------------
                                  1 Year          3 Years          5 Years         10 Years
         ------------------- ---------------- ---------------- ---------------- ----------------
         Class A                    $720           $1,025           $1,351           $2,273
         ------------------- ---------------- ---------------- ---------------- ----------------
         Class B                    $805             $933           $1,687           $2,801
         ------------------- ---------------- ---------------- ---------------- ----------------
         Class G*                   $163             $539             $940           $2,063
         ------------------- ---------------- ---------------- ---------------- ----------------

        * This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 1.60% until October 31, 2000 and will equal 1.76% thereafter.

14. On page 15, under "Risk/Return Summary Investment Performance" for the Ohio Regional Stock Fund, replace the table for on the lower left side of the page with the table below:

        The table shows how the Ohio Regional Stock Fund's average annual returns for one year, five years and since inception compare to those of two broad-based market indices. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

        ----------------------------------------------- ------------ ------------ ----------------
        Average Annual Total Returns                       Past         Past           Since
        (for the Periods ended December 31, 1998)        One Year      5 Years       Inception
                                                                                    (10/20/89)
        ----------------------------------------------- ------------ ------------ ----------------
        Class A                                            -7.41%       12.91%        12.69%
        ----------------------------------------------- ------------ ------------ ----------------
        Class B *                                          -6.42%       13.32%        12.98%
        ----------------------------------------------- ------------ ------------ ----------------
        S&P 500 Index #                                    28.58%       24.06%        17.63%
        ----------------------------------------------- ------------ ------------ ----------------
        S&P 400 Mid-Cap Index ##                           19.11%       18.84%        17.26%
        ----------------------------------------------- ------------ ------------ ----------------

        * Performance information prior to March 1, 1996, the Class B Shares' inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.

        # The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-to large-size companies.

        ## The Standard & Poor's 400 Mid-Cap Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-sized companies.

15. On page 17, under "Risk/Return Summary Investment Performance" for the International Growth Fund, replace the table on the lower left side of the page with the table below:

        The table shows how the International Growth Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

        --------------------------------------------- ----------- -------------- ----------------
        Average Annual Total Returns                     Past         Past            Since
        (for the Periods ended December 31, 1998) *    One Year      5 Years        Inception
                                                                                    (5/18/90)
        --------------------------------------------- ----------- -------------- ----------------
        Class A                                         10.76%        5.91%           6.62%
        --------------------------------------------- ----------- -------------- ----------------
        Class B **                                      12.09%        6.27%           6.92%
        --------------------------------------------- ----------- -------------- ----------------
        Morgan Stanley All-Country World Free XUSA***   14.46%        7.80%           6.30%
        --------------------------------------------- ----------- -------------- ----------------

        * The International Growth Fund did not offer Class G Shares prior to March 29, 1999.

        ** Performance information prior to March 1, 1996, the Class B Shares' inception date, reflect the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.

        ***The MSWI All-Country World Free XUSA Index is a widely recognized unmanaged index of common stock prices with country weightings of international companies.

16. On page 17, in the Risk/Return Summary for the International Growth Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

        -------------------------------------------------------- --------- ----------- -----------
        Shareholder Transaction Expenses
        (paid directly from your investment)*                    Class A   Class B      Class G
        -------------------------------------------------------- --------- ----------- -----------
        Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price)                      5.75%     NONE           NONE
        -------------------------------------------------------- --------- ----------- -----------
        Maximum Sales Charge Imposed On Reinvested Dividends     NONE      NONE           NONE
        -------------------------------------------------------- --------- ----------- -----------
        Deferred Sales Charge                                    NONE**    5.00%***       NONE
        -------------------------------------------------------- --------- ----------- -----------
        Redemption Fees                                          NONE      NONE           NONE
        -------------------------------------------------------- --------- ----------- -----------
        Exchange Fees                                            NONE      NONE           NONE
        -------------------------------------------------------- --------- ----------- -----------

      * You may be charged additional fees if you buy, exchange or sell shares through a broker or agent.

      ** Except for investments of $1 million or more. See "Investing with Victory - Calculation of Sales Charges - Class A."

      *** 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

        The Annual Fund Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder in Class G Shares of the International Growth Fund. The Fund pays these expenses from its assets.

        -------------------------------------------------- ------------- ------------- -----------
        Annual Fund Operating Expenses                       Class A       Class B     Class G(1)
        Management Fees                                        1.10%         1.10%       1.10%
        -------------------------------------------------- ------------- ------------- -----------
        Distribution (12b-1) Fees                              0.00%         0.75%       0.50%
        -------------------------------------------------- ------------- ------------- -----------
        Other Expenses                                         0.72%(2)      4.59%(2)    0.47%
                                                               -----         -----       -----
        -------------------------------------------------- ------------- ------------- -----------
        Total Fund Operating Expenses                          1.82%         6.44%       2.07%
        -------------------------------------------------- ------------- ------------- -----------
        Fee Waiver                                             0.00%         0.00%      (0.07)%
                                                               -----         -----      -------
        -------------------------------------------------- ------------- ------------- -----------
        Net Expenses                                           1.82%(3)      6.44%(3)    2.00%(4)
                                                               =====         =====      =====
        -------------------------------------------------- ------------- ------------- -----------

     (1) Estimated Class G expenses are based on historical expenses of Class A Shares of the International Growth Fund for the fiscal year ended October 31, 1998.

     (2)    Includes a shareholder servicing fee of 0.25%.

     (3) For the fiscal year ended October 31, 1998, the Adviser voluntarily waived a portion of its fees so that the Fund's net operating expenses equaled 1.71% for Class A Shares and 2.98% for Class B Shares. The Adviser may waive fees and reimburse expenses, as allowed by law, so that the Fund's net operating expenses will equal 1.75% for Class A Shares and 2.99% for Class B Shares. The Adviser may terminate these waivers/reimbursements at any time, so long as certain waivers applicable to Class G Shares of the International Growth Fund apply equally to all classes of the Fund's shares.

        4 The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses at a maximum of 2.00% until at least April 1, 2001.

        EXAMPLE

        The following Example is designed to help you compare the cost of investing in the International Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the International Growth Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        -------------------- ----------------- ----------------- ------------------ ----------------
                                  1 Year           3 Years            5 Years          10 Years
        -------------------- ----------------- ----------------- ------------------ ----------------
        Class A                      $749            $1,115             $1,504           $2,589
        -------------------- ----------------- ----------------- ------------------ ----------------
        Class B                    $1,139            $2,191             $3,206           $4,769
        -------------------- ----------------- ----------------- ------------------ ----------------
        Class G *                    $203              $635             $1,100           $2,389
        -------------------- ----------------- ----------------- ------------------ ----------------

        * This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 2.00% until April 1, 2001 and will equal 2.07% thereafter.

17. On page 22, under "Share Price," replace the second sentence in the first paragraph with the following:

        You may buy, exchange, and sell your shares on any business day at a price that is based on the net asset value that is calculated after you place your order.

18. On page 25 under "Choosing a Share Class," delete the second sentence in the first paragraph and replace it with:

        The Value Fund, Diversified Stock Fund, Stock Index Fund, Growth Fund, Special Value Fund, and International Growth Fund also offer Class G Shares which have no front-end sales charge.

        Add the following information to facilitate the comparison of Class G Shares of these Funds to their respective Class A and/or Class B Shares:

               Class G
               -------

o     No front-end sales charge. All your money goes to work for you right away.
o     No deferred sales charge.
o     Lower annual expenses than Class B Shares.
o     No automatic conversion to Class A Shares.
o     Class G Shares are sold only by certain broker-dealers.

19. On page 33, under "Portfolio Management," delete Barbara A. Myers' name and biographical information from the paragraph regarding the portfolio managers of the Special Value Fund.

20. On page 33, under "Portfolio Management," replace the third paragraph with the following:

      Ernest C. Pelaia is the Portfolio Manager of the Stock Index Fund, a position he has held since July 1999. He is a Portfolio Manager, and has been with KAM since July 1991 as an Analyst, Trader, Investment Officer and most recently Assistant Vice President of Funds Management.

21. On page 35, under "Shareholder Servicing Plan," add the following paragraph at the end of the section:

      Pursuant to the Shareholder Servicing Plan described above, Class G Shares of the Stock Index Fund also will pay to shareholder servicing agents a monthly service fee at an annual rate of 0.25% of its average daily net assets.

22. On page 35, under "Distribution Plan," insert the following between the first and second paragraphs:

      Victory also has adopted a Rule 12b-1 Distribution and Service Plan for Class G Shares of the Value Fund, Diversified Stock Fund, Growth Fund, Special Value Fund, and International Growth Fund, under which these shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of each Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of these Funds, including responding to inquiries, providing information to shareholders about their fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. Each Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

      Under the Class G Rule 12b-1 Distribution and Service Plan, Class G Shares of the Value Fund, Diversified Stock Fund, Growth Fund, Special Value Fund, and International Growth Fund also annually pay the Distributor a monthly distribution fee in an additional amount of up to 0.25% of each Fund's average daily net assets. The distribution fee is paid to the Distributor for general distribution services and for selling Class G Shares of these Funds. The Distributor makes payments to agents who provide these services.

      Victory has adopted a separate Rule 12b-1 Distribution and Service Plan for Class G Shares of the Stock Index Fund. Class G Shares of the Stock Index Fund do not pay expenses under this plan.

23.   Throughout the Prospectus add the following where appropriate:

      To obtain additional information, call the Fund at 800-539-FUND (800-539-3863) or write Gradison McDonald, 580 Walnut Street, Cincinnati, OH 45202.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863).

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised. In addition to restating and replacing all previously dated supplements, this Supplement provides information about the new offering of Class G shares of each Fund. Please discard all other supplements. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund
                           Convertible Securities Fund
                           Real Estate Investment Fund

                       Supplement dated ____________, 1999
                      To the Prospectus dated March 1, 1999

1.       The new date of the Prospectus is ___________, 1999.

2. On pages 2, 4 and 6, in the Risk/Return Summary for each of the Funds, add the following information at the end of the "Principal Risks" section:

         An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3. On page 3, under "Risk/Return Summary - Investment Performance" for the Balanced Fund, replace the table on the lower left side of the page with the table below:

         The table shows how the Balanced Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index and an index of mutual funds with similar investment objectives. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

--------------------------------------------------------------------------------
Average Annual Total Returns
(for the Periods ended December         Past One       Past 5   Since Inception
31, 1998)*                                Year          Years      (12/10/93)
--------------------------------------------------------------------------------
Class A                                  11.10%        13.53%        13.44%
--------------------------------------------------------------------------------
Class B **                               12.61%        14.05%        13.96%
--------------------------------------------------------------------------------
S&P 500 Index #                          28.58%        24.06%        23.75%
--------------------------------------------------------------------------------
Lipper Balanced Fund Index ##            15.09%        13.87%        13.42%
--------------------------------------------------------------------------------
*    The Balanced Fund did not offer Class G Shares prior to _________, 1999.

** Performance information prior to March 1, 1996, the Class B Shares' inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.

# The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

## The Lipper Balanced Fund Index is a non-weighted index of the 30 largest funds within the Lipper Balanced Fund investment category.

4. On page 3, in the Risk/Return Summary for Balanced Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

 -------------------------------------------------------------------------------
 Shareholder Transaction Expenses
 (paid directly from your investment)*            Class A    Class B     Class G
 -------------------------------------------------------------------------------
 Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)                5.75%      NONE        NONE
 -------------------------------------------------------------------------------
 Maximum Sales Charge Imposed On
 Reinvested Dividends                               NONE       NONE        NONE
 -------------------------------------------------------------------------------
 Deferred Sales Charge                              NONE**     5.00%***    NONE
 -------------------------------------------------------------------------------
 Redemption Fees                                    NONE       NONE        NONE
 -------------------------------------------------------------------------------
 Exchange Fees                                      NONE       NONE        NONE
 -------------------------------------------------------------------------------

* You may be charged additional fees if you buy, exchange or sell shares through a broker or agent.

** Except for investments of $1 million or more. See "Investing with Victory - Calculation of Sales Charges - Class A."

*** 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Balanced Fund. The Fund pays these expenses from its assets.

 -------------------------------------------------------------------------------
 Annual Fund Operating Expenses           Class A       Class B      Class G (1)
 -------------------------------------------------------------------------------
 Management Fees                           1.00%          1.00%         1.00%
 -----------------------------------------------------------------------------
 Distribution (12b-1) Fees                 0.00%          0.75%         0.50%
 -------------------------------------------------------------------------------
 Other Expenses                            0.50%(2)       0.92%(2)      0.25%
                                           -----          -----         -----
 -------------------------------------------------------------------------------
 Total Fund Operating Expenses             1.50%          2.67%         1.75%
                                           -----          -----         -----
 -------------------------------------------------------------------------------
 Fee Waiver                               (0.00)%        (0.00)%       (0.25)%
                                           -----          -----         -----
 -------------------------------------------------------------------------------
 Net Expenses                              1.50%(3)       2.67%(3)      1.50%(4)
                                           ========       ========      ========
 -------------------------------------------------------------------------------

(1) Estimated Class G expenses are based on historical expenses of Class A Shares of the Balanced Fund for the fiscal year ended October 31, 1998.

(2)  Includes a shareholder servicing fee of 0.25%.

(3) For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee so that the Balanced Fund's net operating expenses equaled 1.27% for Class A Shares and 2.51% for Class B Shares. These waivers are currently in effect, but the Adviser may terminate them at any time, so long as certain waivers applicable to Class G Shares of the Balanced Fund apply equally to all classes of the Fund's shares.

(4) The Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Balanced Fund at a maximum of 1.50% until at least October 31, 2000.

EXAMPLE

The following Example is designed to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Balanced Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Balanced Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                          1 Year      3 Years     5 Years      10 Years
-------------------------------------------------------------------------------
Class A                    $719       $1,022      $1,346        $2,263
-------------------------------------------------------------------------------
Class B                    $770       $1,129      $1,515        $2,576
-------------------------------------------------------------------------------
Class G*                   $153         $527        $927        $2,046
-------------------------------------------------------------------------------

* This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 1.50% until October 31, 2000 and will equal 1.75% thereafter.

5. On page 5, under "Risk/Return Summary - Investment Performance" for the Convertible Securities Fund, replace the table on the lower left side of the page with the table below:

         The table shows how the Convertible Securities Fund's average annual returns for one year, five years and ten years compare to those of a broad-based market index and an index of mutual funds with similar investment objectives. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

--------------------------------------------------------------------------------
Average Annual Total Returns                    Past       Past        Past
(for the Periods ended December 31, 1998)*    One Year    5 Years    10 Years
--------------------------------------------------------------------------------
Class A                                        -6.48%      8.56%      11.26%
--------------------------------------------------------------------------------
S&P 500 Index **                               28.58%     24.06%      18.89%
--------------------------------------------------------------------------------
Lipper Convertible Securities Fund Index ***    2.82%      9.96%      11.10%
--------------------------------------------------------------------------------

* The Convertible Securities Fund did not offer Class G Shares prior to _________, 1999.

** The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

*** Mutual funds listed in the Lipper Convertible Securities Fund Index invest primarily in convertible bonds and convertible preferred shares. Lipper Mutual Fund Indices are equally weighted and composed of the largest mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gains distributions and income dividends.

6. On page 5, in the Risk/Return Summary for Convertible Securities Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

 -------------------------------------------------------------------------------
 Shareholder Transaction Expenses
 (paid directly from your investment)*                 Class A          Class G
--------------------------------------------------------------------------------
 Maximum Sales Charge Imposed on Purchases
 (as a percentage of offering price)                    5.75%            NONE
 ------------------------------------------------------------------------------
 Maximum Sales Charge Imposed On
 Reinvested Dividends                                   NONE             NONE
 ------------------------------------------------------------------------------
 Deferred Sales Charge                                  NONE**           NONE
 ------------------------------------------------------------------------------
 Redemption Fees                                        NONE             NONE
 ------------------------------------------------------------------------------
 Exchange Fees                                          NONE             NONE
 ------------------------------------------------------------------------------

* You may be charged additional fees if you buy, exchange or sell shares through a broker or agent.
** Except for investments of $1 million or more. See "Investing with Victory - Calculation of Sales Charges - Class A."

The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Convertible Securities Fund. The Fund pays these expenses from its assets.

 -------------------------------------------------------------------------------
 Annual Fund Operating Expenses                     Class A      Class G (1)
 -------------------------------------------------------------------------------
 Management Fees                                     0.75%         0.75%
 -------------------------------------------------------------------------------
 Distribution (12b-1) Fees                           0.00%         0.50%
 -------------------------------------------------------------------------------
 Other Expenses                                      0.50%(2)      0.30%
                                                     -----         -----
 -------------------------------------------------------------------------------
 Total Fund Operating Expenses                       1.25%(3)      1.55%
                                                     =======       =====
 -------------------------------------------------------------------------------
(1) Estimated Class G expenses are based on historical expenses of Class A Shares of the Convertible Securities Fund for the fiscal year ended October 31, 1998.

(2)  Includes a shareholder servicing fee of 0.25%.

(3) For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee so that the net operating expenses of Class A Shares of the Convertible Securities Fund equaled 1.20%. This waiver is currently in effect, but the Adviser may terminate it at any time.

EXAMPLE

The following Example is designed to help you compare the cost of investing in the Convertible Securities Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Convertible Securities Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Convertible Securities Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 -------------------------------------------------------------------------------
                         1 Year        3 Years       5 Years        10 Years
 -------------------------------------------------------------------------------
 Class A                  $695           $949        $1,222          $1,999
 -------------------------------------------------------------------------------
 Class G                  $158           $490          $845          $1,845
 -------------------------------------------------------------------------------

7. On page 7, under "Risk/Return Summary - Investment Performance" for the Real Estate Investment Fund, replace the table on the lower left side of the page with the table below:

         The table shows how the Real Estate Investment Fund's average annual returns for one year and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

--------------------------------------------------------------------------------
Average Annual Total Returns                      Past          Since Inception
(for the Periods ended December 31, 1998) *     One Year           (4/30/97)
--------------------------------------------------------------------------------
Class A                                         -19.32%              1.58%
--------------------------------------------------------------------------------
Morgan Stanley REIT Index **                    -16.90%              2.17%
--------------------------------------------------------------------------------

* The Real Estate Investment Fund did not offer Class G Shares prior to _________, 1999.

** The Morgan Stanley REIT Index is a capitalization weighted index with dividends reinvested of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.

8. On page 7, in the Risk/Return Summary for Real Estate Investment Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

 -------------------------------------------------------------------------------
Shareholder Transaction Expenses
(paid directly from your investment)*                Class A      Class G
 -------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                   5.75%        NONE
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed On
Reinvested Dividends                                  NONE         NONE
--------------------------------------------------------------------------------
Deferred Sales Charge                                 NONE**       NONE
--------------------------------------------------------------------------------
Redemption Fees                                       NONE         NONE
--------------------------------------------------------------------------------
Exchange Fees                                         NONE         NONE
--------------------------------------------------------------------------------

* You may be charged additional fees if you buy, exchange or sell shares through a broker or agent.

** Except for investments of $1 million or more. See "Investing with Victory - Calculation of Sales Charges - Class A."

The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Real Estate Investment Fund. The Fund pays these expenses from its assets.

 -------------------------------------------------------------------------------
 Annual Fund Operating Expenses                    Class A        Class G 1
 -------------------------------------------------------------------------------
 Management Fees                                    1.00%          1.00%
 ------------------------------------------------------------------------------
 Distribution (12b-1) Fees                          0.00%          0.50%
 ------------------------------------------------------------------------------
 Other Expenses                                     0.95% 2        0.70%
                                                    -----          -----
 ------------------------------------------------------------------------------
 Total Fund Operating Expenses                      1.95%          2.20%
                                                    =====          =====
 ------------------------------------------------------------------------------
 Fee Waiver                                         (0.00)%        (0.91)%
                                                    =======        =======
 ------------------------------------------------------------------------------
 Net Expenses                                        1.95%(3)       1.29%(4)
                                                    ========       ========
 -------------------------------------------------------------------------------
(1) Estimated Class G expenses are based on historical expenses of Class A Shares of the Real Estate Investment Fund for the fiscal year ended October 31, 1998.

(2)  Includes a shareholder servicing fee of 0.25%.

(3) For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee so that the net operating expenses of Class A Shares of the Real Estate Investment Fund equaled 0.83%. The Adviser may waive its fee and reimburse expenses, as allowed by law, so that the net operating expenses of Class A Shares of the Real Estate Investment Fund will equal 1.40%, but the Adviser may terminate these waivers/reimbursements at any time, so long as certain waivers applicable to Class G Shares of the Real Estate Investment Fund apply equally to all classes of the Fund's shares.

(4) The Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Real Estate Investment Fund at a maximum of 1.29% until at least October 31, 2000.

EXAMPLE

The following Example is designed to help you compare the cost of investing in the Real Estate Investment Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Real Estate Investment Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Real Estate Investment Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 -------------------------------------------------------------------------------
                        1 Year         3 Years       5 Years        10 Years
 -------------------------------------------------------------------------------
 Class A                 $762          $1,152        $1,567          $2,719
 -------------------------------------------------------------------------------
 Class G*                $131            $604        $1,104          $2,482
 -------------------------------------------------------------------------------

* This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 1.29% until October 31, 2000 and will equal 2.20% thereafter.

9. On page 11, under "Share Price," replace the second sentence in the first paragraph with the following:

         You may buy, exchange, and sell your shares on any business day at a price that is based on the net asset value that is calculated after you place your order.

10. On page 14, under "Choosing a Share Class," replace the first paragraph and the subsequent table with the following:

         Each Fund offers Class A and Class G Shares. The Balanced Fund also offers Class B Shares.

         Add the following information to facilitate the comparison of Class G Shares of these Funds to their respective Class A and/or Class B
         Shares:

         Class G
         -------
o No front-end sales charge. All your money goes to work for you right away.
o         No deferred sales charge.
o         Lower annual expenses than Class B Shares.
o         No automatic conversion Higher to Class A Shares.
o         Class G Shares are sold only by certain broker-dealers.

11. On page 22, under "Distribution Plan," insert the following between the second and third paragraphs:

         Victory also has adopted a Rule 12b-1 Distribution and Service Plan for Class G Shares of each Fund, under which these shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of each Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of these Funds, including responding to inquiries, providing information to shareholders about their fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transaction, and changing account information. Each Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

         Under the Class G Rule 12b-1 Distribution and Service Plan, Class G Shares of each Fund also annually pay the Distributor a monthly distribution fee in an additional amount of up to 0.25% of each Fund's average daily net assets. The distribution fee is paid to the Distributor for general distribution services and for selling Class G Shares of these Funds. The Distributor makes payments to agents who provide these services.

12.      Throughout the Prospectus add the following where appropriate:

         To obtain additional information, call the Fund at 800-539-FUND (800-539-3863) or write Gradison McDonald, 580 Walnut Street, Cincinnati, OH 45202.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863).

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised. In addition to restating and replacing all previously dated supplements, this Supplement provides information about the new offering of Class G shares of the National Municipal Bond Fund and the New York Tax-Free Fund. Please discard all other supplements. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                          National Municipal Bond Fund
                             New York Tax-Free Fund
                            Ohio Municipal Bond Fund

                     Supplement dated _______________, 1999
                      To the Prospectus dated March 1, 1999


1.       The new date of the Prospectus is ______________, 1999.

2. On the cover of the Prospectus, the name of the second Fund should be the "New York Tax-Free Fund."

3. On page 3, under "Fees and Expenses," delete the third paragraph and replace it with the following:

         On March 5, 1999, shareholders of Gradison Ohio Tax-Free Income Fund approved the reorganization of their fund into Class G Shares of the Victory Ohio Municipal Bond Fund. As a result, the Ohio Municipal Bond Fund began offering Class G Shares. The Gradison Division of McDonald Investments Inc., an affiliate of Key Asset Management Inc. (Gradison McDonald), will provide services to the shareholders of the Class G Shares of the Fund. Fees and expenses associated with Class G Shares are discussed below. Class G Shares are available only through certain broker-dealers.

4. On pages 4, 6, and 8, in the Risk/Return Summary for each of the Funds, add the following information at the end of the "Principal Risks" sections:

         An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

5. On page 5, under "Risk/Return Summary - Investment Performance" for the National Municipal Bond Fund, replace the table on the lower left side of the page with the table below:

         The table shows how the National Municipal Bond Fund's average annual returns for one year and since inception compare to those of two broad-based market indices. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

--------------------------------------------------------------------------------
Average Annual Total Returns                      Past         Since Inception
(for the Periods ended December 31, 1998) *     One Year           (2/3/94)
--------------------------------------------------------------------------------
Class A                                           0.19%             5.03%
--------------------------------------------------------------------------------
Class B **                                        1.07%             5.03%
--------------------------------------------------------------------------------
Lehman 7-Year Municipal Bond Index #              6.22%             5.72%
--------------------------------------------------------------------------------
Lehman 10-Year Municipal Bond Index ##            6.76%             6.19%
--------------------------------------------------------------------------------

* The National Municipal Bond Fund did not offer Class G shares prior to ___________, 1999.

** Performance information prior to March 1, 1996, the Class B Shares inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.

# The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the Index.

## The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years.

6. On page 5, in the Risk/Return Summary for the National Municipal Bond Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(paid directly from your investment)*             Class A     Class B    Class G
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                5.75%        NONE      NONE
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed On Reinvested
Dividends                                          NONE       NONE        NONE
--------------------------------------------------------------------------------
Deferred Sales Charge                              NONE**     5.00%***    NONE
--------------------------------------------------------------------------------
Redemption Fees                                    NONE       NONE        NONE
--------------------------------------------------------------------------------
Exchange Fees                                      NONE       NONE        NONE
--------------------------------------------------------------------------------

* You may be charged additional fees if you buy, exchange or sell shares through a broker or agent.

** Except for investments of $1 million or more. See "Investing with Victory - Calculation of Sales Charges - Class A."

*** 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the National Municipal Bond Fund. The Fund pays these expenses from its assets.

--------------------------------------------------------------------------------
Annual Fund Operating Expenses            Class A       Class B       Class G(1)
-------------------------------------------------------------------------------
Management Fees                           0.55%          0.55%         0.55%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                 0.00%          0.75%         0.25%
-------------------------------------------------------------------------------
Other Expenses                            0.67%(2)       1.04%(2)      0.42%
                                          -----          -----         -----
-------------------------------------------------------------------------------
Total Fund Operating Expenses             1.22%          2.34%         1.22%
                                          -----          -----         -----
-------------------------------------------------------------------------------
Fee Waiver                               (0.00)%        (0.00)%       (0.32)%
                                          -----          -----         -----
-------------------------------------------------------------------------------
Net Expenses                              1.22%(3)       2.34%(3)      0.90%(4)
                                         =========      =========     =========
--------------------------------------------------------------------------------

(1) Estimated Class G expenses are based on historical expenses of Class A Shares of the National Municipal Bond Fund for the fiscal year ended October 31, 1998.

(2)  Includes a shareholder servicing fee of 0.25%.

(3) For the fiscal year ended October 31, 1998, Key Asset Management Inc., each Fund's investment adviser (the Adviser), waived a portion of its fee so that the National Municipal Bond Fund's net operating expenses equaled 0.67% for Class A Shares and 1.81% for Class B Shares. The Adviser may waive its fees and reimburse expenses, as allowed by law, so that the net operating expenses of the National Municipal Bond Fund will equal 0.90% for Class A Shares and 2.14% for Class B Shares. The Adviser may terminate these waivers/reimbursements at any time, so long as certain waivers applicable to Class G Shares of the National Municipal Bond Fund apply equally to all classes of the Fund's shares.

(4) The Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the National Municipal Bond Fund at a maximum of 0.90% until at least October 31, 2000.

EXAMPLE

The following Example is designed to help you compare the cost of investing in the National Municipal Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the National Municipal Bond Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the National Municipal Bond Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                     1 Year        3 Years         5 Years          10 Years
--------------------------------------------------------------------------------
Class A               $692           $940          $1,207            $1,967
--------------------------------------------------------------------------------
Class B               $737         $1,030          $1,350            $2,256
--------------------------------------------------------------------------------
Class G*               $92           $356            $641            $1,453
--------------------------------------------------------------------------------

* This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 0.90% until October 31, 2000 and will equal 1.22% thereafter.

7. On page 7, under "Risk/Return Summary - Investment Performance" for the New York Tax-Free Fund, replace the table on the lower left side of the page with the table below:

         The table shows how the New York Tax-Free Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

--------------------------------------------------------------------------------
Average Annual Total Returns                    Past      Past   Since Inception
(for the Periods ended December 31, 1998) *   One Year   5 Years    (2/11/91)
--------------------------------------------------------------------------------
Class A                                        -0.76%     3.32%       5.92%
--------------------------------------------------------------------------------
Class B **                                      0.18%     3.61%       6.20%
--------------------------------------------------------------------------------
Lehman 10-Year Municipal Bond Index ***         6.76%     6.35%       8.02%
--------------------------------------------------------------------------------

*    The New York  Tax-Free  Fund did not offer Class G Shares  prior to ______,
     1999.

** Performance information prior to March 1, 1996, the Class B Shares inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.

*** The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years.

8. On page 7, in the Risk/Return Summary for New York Tax-Free Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

         -----------------------------------------------------------------------
         Shareholder Transaction Expenses
         (paid directly from your investment)*       Class A  Class B   Class G
         -----------------------------------------------------------------------
         Maximum Sales Charge Imposed on Purchases
         (as a percentage of offering price)          5.75%     NONE      NONE
         ----------------------------------------------------------------------
         Maximum Sales Charge Imposed On
         Reinvested Dividends                         NONE      NONE      NONE
         ----------------------------------------------------------------------
         Deferred Sales Charge                        NONE**    5.00%***  NONE
         ----------------------------------------------------------------------
         Redemption Fees                              NONE      NONE      NONE
         ----------------------------------------------------------------------
         Exchange  Fees                               NONE      NONE      NONE
         -----------------------------------------------------------------------
* You may be charged additional fees if you buy, exchange or sell shares through a broker or agent.

** Except for investments of $1 million or more. See "Investing with Victory - Calculation of Sales Charges - Class A."

*** 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the New York Tax-Free Fund. The Fund pays these expenses from its assets.

          ----------------------------------------------------------------------
          Annual Fund Operating Expenses      Class A      Class B    Class G(1)
          ----------------------------------------------------------------------
          Management Fees                      0.55%        0.55%       0.55%
          ----------------------------------------------------------------------
          Distribution (12b-1) Fees            0.00%        0.75%       0.25%
          ----------------------------------------------------------------------
          Other Expenses                       0.80%(2)     1.06%(2)    0.55%
                                               -----        -----       -----
          ----------------------------------------------------------------------
          Total Fund Operating Expenses        1.35%        2.36%       1.35%
                                               -----        -----       -----
          ----------------------------------------------------------------------
          Fee Waiver                          (0.00)%      (0.00)%     (0.40%)
                                               -----        -----       -----
          ----------------------------------------------------------------------
          Net Expenses                         1.35%(3)      2.36%(3)   0.95%(4)
                                              =========     =========   ========
          ----------------------------------------------------------------------
(1) Estimated Class G expenses are based on historical expenses of Class A Shares of the New York Tax-Free Fund for the fiscal year ended October 31, 1998.

(2)  Includes a shareholder servicing fee of 0.25%.

(3) For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee and reimbursed certain expenses so that the New York Tax-Free Fund's net operating expenses equaled 0.94% for Class A Shares and 1.99% for Class B Shares. The Adviser may waive its fees and reimburse expenses, as allowed by law, so that the net operating expenses of the New York Tax-Free Fund will equal 0.95% for Class A Shares and 2.19% for Class B Shares. The Adviser may terminate these waivers or reimbursements at any time, so long as certain waivers applicable to Class G Shares of the New York Tax-Free Fund apply equally to all classes of the Fund's shares.

(4) The Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the New York Tax-Free Fund at a maximum of 0.95% until at least October 31, 2000.

EXAMPLE

The following Example is designed to help you compare the cost of investing in the New York Tax-Free Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Tax-Free Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Tax-Free Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                     1 Year          3 Years        5 Years       10 Years
-------------------------------------------------------------------------------
Class A               $705             $978         $1,272         $2,105
-------------------------------------------------------------------------------
Class B               $739           $1,036         $1,360         $2,318
-------------------------------------------------------------------------------
Class G*               $97             $389           $703         $1,595
-------------------------------------------------------------------------------

* This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 0.95% until October 31, 2000 and will equal 1.35% thereafter.

9. On page 9, under "Risk/Return Summary - Investment Performance" for the Ohio Municipal Bond Fund, replace the table on the lower left side of the page with the table below:

         The table shows how the Ohio Municipal Bond Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

--------------------------------------------------------------------------------
Average Annual Total Returns                Past       Past 5    Since Inception
(for the Periods ended December           One Year     Years        (5/18/90)
31, 1998) *
--------------------------------------------------------------------------------
Class A                                    0.42%        4.91%          7.03%
--------------------------------------------------------------------------------
Lehman 10-Year Municipal Bond Index **     6.76%        6.35%          8.43%
--------------------------------------------------------------------------------

* The Ohio Municipal Bond Fund did not offer Class G Shares prior to March 29, 1999.

** The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years.

10. On page 9, in the Risk/Return Summary for the Ohio Municipal Bond Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
(paid directly from your investment)*                     Class A      Class G
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                        5.75%       NONE
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed On Reinvested Dividends       NONE        NONE
--------------------------------------------------------------------------------
Deferred Sales Charge                                      NONE**      NONE
--------------------------------------------------------------------------------
Redemption Fees                                            NONE        NONE
--------------------------------------------------------------------------------
Exchange Fees                                              NONE        NONE
--------------------------------------------------------------------------------

* You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

**   Except for investments of $1 million or more. See "Investing with Victory."

The Annual Fund Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder in the Ohio Municipal Bond Fund. The Fund pays these expenses from its assets.

-------------------------------------------------------------------------------
Annual Fund Operating Expenses                       Class A         Class G(1)
-------------------------------------------------------------------------------
Management Fees                                       0.60%            0.60%
-------------------------------------------------------------------------------
Distribution (12b-1) Fees                             0.00%            0.25%
-------------------------------------------------------------------------------
Other Expenses                                        0.53%(2)         0.27%
                                                     -----             -----
-------------------------------------------------------------------------------
Total Fund Operating Expenses                         1.13%            1.12%
-------------------------------------------------------------------------------
Fee Waiver                                           (0.00)%          (0.21)%
                                                     -------          -------
-------------------------------------------------------------------------------
Net Expenses                                          1.13%            0.91%(3)
                                                     =======          =========
-------------------------------------------------------------------------------

(1) The expenses shown are based on historical expenses of the Ohio Municipal Bond Fund adjusted to reflect current expenses.

(2)  Includes a shareholder servicing fee of 0.25%

(3) The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Ohio Municipal Bond Fund at a maximum of 0.91% until at least April 1, 2001.

EXAMPLE

The following Example is designed to help you compare the cost of investing in the Ohio Municipal Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Ohio Municipal Bond Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Bond Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                       1 Year         3 Years        5 Years      10 Years
--------------------------------------------------------------------------------
Class A                 $684            $913         $1,161        $1,871
--------------------------------------------------------------------------------
Class G*                 $93            $313           $575        $1,324
--------------------------------------------------------------------------------

* This Example assumes that the Total Annual Fund Operating Expenses of Class G Shares will equal 0.91% until April 1, 2001 and will equal 1.12% thereafter.

11. On page 12, under "Share Price," replace the second sentence in the first paragraph with the following:

         You may buy, exchange, and sell your shares on any business day at a price that is based on the net asset value that is calculated after you place your order.

12. On page 15, under "Choosing a Share Class," replace the first two sentences of the first paragraph with:

         The National Municipal Bond Fund and the New York Tax-Free Fund offer Class A, Class B, and Class G Shares. The Ohio Municipal Bond Fund offers Class A and Class G Shares.

         Add the following information to facilitate the comparison of Class G Shares of these Funds to their respective Class A and/or Class B
         Shares:

         Class G
         -------

o No front-end sales charge. All your money goes to work for you right away.
o         No deferred sales charge.
o         Lower annual expenses than Class B Shares.
o         No automatic conversion to Class A Shares.
o         Class G Shares are sold only by certain broker-dealers.

13. On page 24, under "Distribution Plan," add the following after the second paragraph:

         Victory has also adopted a Rule 12b-1 Distribution and Service Plan for Class G Shares of each Fund, under which these shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of these Funds, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. Each Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

14.      Throughout the Prospectus add the following where appropriate:

         To  obtain  additional  information,  call  the  Fund  at  800-539-FUND
         (800-539-3863)   or  write  Gradison   McDonald,   580  Walnut  Street,
         Cincinnati, OH 45202.


Please insert this  Supplement in the front of your  Prospectus.  If you want to
obtain  more  information,   please  call  the  Victory  Funds  at  800-539-FUND
(800-539-3863).

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised. In addition to restating and replacing all previously dated supplements, this Supplement provides information about the new offering of Class G shares of the Intermediate Income Fund and the Investment Quality Bond Fund. Please discard all other supplements. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                            Limited Term Income Fund
                            Intermediate Income Fund
                            Government Mortgage Fund
                          Investment Quality Bond Fund

                      Supplement dated ______________, 1999
                      To the Prospectus dated March 1, 1999

1.      The new date of the Prospectus is ___________, 1999.

2. On pages 2, 4, 6 and 8, in the Risk/Return Summary for each of the Funds, add the following information at the end of the "Principal Risks" section:

        An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

3. On page 3, under "Risk/Return Summary - Investment Performance" for the Limited Term Income Fund, replace the table on the lower left side of the page with the table below:

        The table shows how the Limited Term Income Fund's average annual returns for one year, five years and since inception compare to those of two broad-based market indices. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

        ----------------------------------------------- ----------- ---------- ----------------
        Average Annual Total Returns                    Past One    Past 5          Since
        (for the Periods ended December 31, 1998)          Year       Years       Inception
                                                                                 (10/20/89)
        ----------------------------------------------- ----------- ---------- ----------------
        Class A                                             3.87%      4.60%        6.11%
        ----------------------------------------------- ----------- ---------- ----------------
        Merrill Lynch 1-3 Year Treasury Index *             7.00%      5.99%        7.13%
        ----------------------------------------------- ----------- ---------- ----------------
        Lehman 1-3 Year Government Index **                 6.97%      5.96%        7.09%
        ----------------------------------------------- ----------- ---------- ----------------

        * The Merrill Lynch 1-3 Year Treasury Index is a broad-based unmanaged index that represents the general performance of short-term (one to three year) U.S. Treasury securities.

        ** The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of U.S. government agency debt securities that mature in one to three years.

                                  VF-TXFI-SUP3

4. On page 5, under "Risk/Return Summary - Investment Performance" for the Intermediate Income Fund, replace the table on the lower left side of the page with the table below:

        The table shows how the Intermediate Income Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

        --------------------------------------------- ---------- ---------- ------------------
        Average Annual Total Returns                    Past       Past      Since Inception
        (for the Periods ended December 31, 1998) *   One Year    5 Years      (12/10/93)
        --------------------------------------------- ---------- ---------- ------------------
        Class A                                          1.29%      4.46%         4.37%
        --------------------------------------------- ---------- ---------- ------------------
        Lehman Int Gov't/Corp Bond Index **              8.44%      6.59%         6.60%
        --------------------------------------------- ---------- ---------- ------------------

        * The Intermediate Income Fund did not offer Class G shares prior to _____________, 1999.

        ** The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of investment-grade corporate debt securities and U.S. Treasury and U.S. Government Agency debt securities that mature in one to ten years.

5. On page 5, in the Risk/Return Summary for Intermediate Income Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

        -------------------------------------------------------- -------------- -------------
        Shareholder Transaction Expenses
        (paid directly from your investment)*                       Class A       Class G
        -------------------------------------------------------- -------------- -------------
        Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price)                         5.75%           NONE
        -------------------------------------------------------- -------------- -------------
        Maximum Sales Charge Imposed On Reinvested Dividends        NONE            NONE
        -------------------------------------------------------- -------------- -------------
        Deferred Sales Charge                                       NONE**          NONE
        -------------------------------------------------------- -------------- -------------
        Redemption Fees                                             NONE            NONE
        -------------------------------------------------------- -------------- -------------
        Exchange Fees                                               NONE            NONE
        -------------------------------------------------------- -------------- -------------

       * You may be charged additional fees if you buy, exchange or sell shares through a broker or agent.

       ** Except for investments of $1 million or more. See "Investing with Victory - Calculation of Sales Charges - Class A."

       The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Intermediate Income Fund. The Fund pays these expenses from its assets.

        -------------------------------------------------------- -------------- -------------
        Annual Fund Operating Expenses                              Class A      Class G (1)
        Management Fees                                              0.75%          0.75%
        -------------------------------------------------------- -------------- -------------
        Distribution (12b-1) Fees                                    0.00%          0.25%
        -------------------------------------------------------- -------------- -------------
        Other Expenses                                               0.49% (2)      0.24%
                                                                     -----          -----
        -------------------------------------------------------- -------------- -------------
        Total Fund Operating Expenses                                1.24%          1.24%
                                                                     ------         ------
        -------------------------------------------------------- -------------- -------------
        Fee Waiver                                                   (0.00)%        (0.24)%
                                                                     -------        -------
        -------------------------------------------------------- -------------- -------------
        Net Expenses                                                 1.24% (3)       1.00% (4)
                                                                     =====          =====
        -------------------------------------------------------- -------------- -------------

       1 Estimated Class G expenses are based on historical expenses of Class A Shares of the Intermediate Income Fund for the fiscal year ended October 31, 1998.

       2      Includes a shareholder servicing fee of 0.25%.

       3 For the fiscal year ended October 31, 1998, Key Asset Management Inc., each Fund's investment adviser (the Adviser), waived a portion of its fee so that the net operating expenses of Class A Shares of the Intermediate Income Fund equaled 0.96%. The Adviser may waive its fees or reimburse expenses, as allowed by law, so that the net operating expenses of Class A Shares of the Intermediate Income Fund will equal 1.00%. The Adviser may terminate this waiver at any time, so long as certain waivers applicable to Class G Shares of the Intermediate Income Fund apply equally to all classes of the Fund's shares.

       4 The Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Intermediate Income Fund at a maximum of 1.00% until at least October 31, 2000.

       EXAMPLE

       The following Example is designed to help you compare the cost of investing in the Intermediate Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Intermediate Income Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Intermediate Income Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         ----------------- ------------------ ---------------- --------------- ---------------
                                  1 Year          3 Years         5 Years        10 Years
         ----------------- ------------------ ---------------- --------------- ---------------
         Class A                    $694             $946          $1,217          $1,989
         ----------------- ------------------ ---------------- --------------- ---------------
         Class G*                   $102             $370            $659          $1,482
         ----------------- ------------------ ---------------- --------------- ---------------

        * This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 1.00% until October 31, 2000 and will equal 1.24% thereafter.

6. On page 7, under "Risk/Return Summary - Investment Performance" for the Government Mortgage Fund, replace the table on the lower left side of the page with the table below:

        The table shows how the Government Mortgage Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

        ------------------------------------------- ------------ ------------ ------------------
        Average Annual Total Returns                 Past One      Past 5      Since Inception
        (for the Periods ended December 31, 1998)      Year         Years         (5/18/90)
        ------------------------------------------- ------------ ------------ ------------------
        Class A                                       0.57%        5.16%            7.39%
        ------------------------------------------- ------------ ------------ ------------------
        Lehman Mortgage-Backed Index *                6.96%        7.23%            8.90%
        ------------------------------------------- ------------ ------------ ------------------

        * The Lehman Brothers Mortgage-Backed Securities Index is a broad-based unmanaged index that represents the general performance of fixed-rate mortgage bonds.

7. On page 9, under "Risk/Return Summary - Investment Performance" for the Investment Quality Bond Fund, replace the table on the lower left side of the page with the table below:

        The table shows how the Investment Quality Bond Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

        --------------------------------------------- ---------- ------------ ---------------
        Average Annual Total Returns                  Past One     Past 5         Since
        (for the Periods ended December 31, 1998) *     Year        Years       Inception
                                                                                (12/10/93)
        --------------------------------------------- ---------- ------------ ---------------
        Class A                                           1.30%        5.04%      4.91%
        --------------------------------------------- ---------- ------------ ---------------
        Lehman Aggregate Index **                         8.69%        7.27%      7.32%
        --------------------------------------------- ---------- ------------ ---------------

        * The Investment Quality Bond Fund did not offer Class G shares prior to ____________, 1999.

        ** The Lehman Brothers Aggregate Bond Index is a broad-based unmanaged index that represents the general performance of longer-term (greater than one year), investment-grade fixed-income securities.

8. On page 9, in the Risk/Return Summary for Investment Quality Bond Fund, replace the "Fund Expenses" section, after the first paragraph, with the following information:

        -------------------------------------------------------- ------------- --------------
        Shareholder Transaction Expenses
        (paid directly from your investment)*                      Class A        Class G
        -------------------------------------------------------- ------------- --------------
        Maximum Sales Charge Imposed on Purchases
        (as a percentage of offering price)                          5.75%         NONE
        -------------------------------------------------------- ------------- --------------
        Maximum Sales Charge Imposed On Reinvested Dividends         NONE          NONE
        -------------------------------------------------------- ------------- --------------
        Deferred Sales Charge                                        NONE**        NONE
        -------------------------------------------------------- ------------- --------------
        Redemption Fees                                              NONE          NONE
       -------------------------------------------------------- ------------- --------------
        Exchange Fees                                                NONE          NONE
       -------------------------------------------------------- ------------- --------------

         * You may be charged additional fees if you buy, exchange or sell shares through a broker or agent.

         ** Except for investments of $1 million or more. See "Investing with Victory - Calculation of Sales Charges - Class A."

        The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Investment Quality Bond Fund. The Fund pays these expenses from its assets.

        -------------------------------------------------------- ------------- --------------
        Annual Fund Operating Expenses                             Class A       Class G (1)
        Management Fees                                              0.75%         0.75%
        -------------------------------------------------------- ------------- --------------
        Distribution (12b-1) Fees                                    0.00%         0.25%
        -------------------------------------------------------- ------------- --------------
        Other Expenses                                               0.56% (2)     0.31%
                                                                     -----         -----
        -------------------------------------------------------- ------------- --------------
        Total Fund Operating Expenses                                1.31%         1.31%
                                                                     -----         -----
        -------------------------------------------------------- ------------- --------------
        Fee Waiver                                                   (0.00)%       (0.25)%
                                                                     -----         -----
        -------------------------------------------------------- ------------- --------------
        Net Expenses                                                 1.31% (3)     1.06%(4)
                                                                     =====         =====
        -------------------------------------------------------- ------------- --------------

        (1) Estimated Class G expenses are based on historical expenses of Class A Shares of the Investment Quality Bond Fund for the fiscal year ended October 31, 1998.

        (2) Includes a shareholder servicing fee of 0.25%.

        (3) For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee so that the net operating expenses of Class A Shares of the Investment Quality Bond Fund equaled 1.06%. This waiver is currently in effect, but the Adviser may terminate it at any time, so long as certain waivers applicable to Class G Shares of the Investment Quality Bond Fund apply equally to all classes of the Fund's shares.

        (4) The Adviser has agreed to waive its management fee and to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of Class G Shares of the Investment Quality Bond Fund at a maximum of 1.06% until at least October 31, 2000.

         EXAMPLE

         The following Example is designed to help you compare the cost of investing in the Investment Quality Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investment Quality Bond Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investment Quality Bond Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        --------------------- ---------------- ---------------- -------------- ----------------
                                   1 Year          3 Years        5 Years         10 Years
        --------------------- ---------------- ---------------- -------------- ----------------
        Class A                      $701             $966         $1,252           $2,063
        --------------------- ---------------- ---------------- -------------- ----------------
        Class G*                     $108             $391           $695           $1,560
        --------------------- ---------------- ---------------- -------------- ----------------

        * This Example assumes that Total Annual Fund Operating Expenses for Class G Shares will equal 1.06% until October 31, 2000 and will equal 1.31% thereafter.

9. On page 13, under "Share Price," replace the second sentence in the first paragraph with the following:

        You may buy, exchange, and sell your shares on any business day at a price that is based on the net asset value that is calculated after you place your order.

10. On page 16, under "Investing with Victory," replace the paragraph immediately preceding "Calculation of Sales Charges" with the following information:

        Choosing a Share Class

        Each Fund described in this Prospectus offers Class A Shares. The Intermediate Income Fund and the Investment Quality Bond Fund also offer Class G Shares.

        Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional can also help you decide.

              CLASS A                              CLASS G

     o Front-end sales charges, as described      o No front-end sales charge.
       on the next page. There are several ways     All your money goes to work
       to reduce these charges.                     for you right away.
                                                  o No deferred sales charge.
                                                  o Class G Shares are sold only
                                                    by certain broker-dealers.



11. On page 23, in the "Portfolio Management" section, replace the second paragraph with the following:

        Matthew D. Meyer is the Portfolio Manager of the Intermediate Income Fund, a position he has held since May 1, 1999. He has been a Senior Portfolio Manager and Director in the Taxable Fixed Income Group of KAM since January 25, 1999. Prior to this position, he was employed by McDonald & Company as a First Vice President, Senior Mortgage-Backed Securities Trader since 1995. Prior to this position, he was a Mortgage-Backed and Agency Securities Trader with First Tennessee National Corporation from February 1993 to December 1995. He has been in the fixed income securities business since 1987.

12. On page 24, replace the paragraph under "Distribution Plan" with the following:

        In accordance with Rule 12b-1 under the Investment Company Act of 1940, Victory has adopted a Distibution and Service Plan for Class A Shares of the Funds, under which these shares do not pay any expenses.

        Victory has also adopted a Rule 12b-1 Distribution and Service Plan for Class G Shares of the Intermediate Income Fund and Investment Quality Bond Fund, under which these shares will pay to the distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of each Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of these Funds, including responding to inquiries, providing information to shareholders about their fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. Each Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

        Because Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

13. Throughout the Prospectus add the following where appropriate:

        To obtain additional information, call the Fund at 800-539-FUND (800-539-3863) or write Gradison McDonald, 580 Walnut Street, Cincinnati, OH 45202.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863).

                             Registration Statement
                                       of

                             THE VICTORY PORTFOLIOS
                             ----------------------

                                       on
                                    Form N-1A

PART C.    OTHER INFORMATION

Item 23.

                Exhibits:

(a)(1)    Certificate of Trust (1)

(a)(2)(a) Delaware Trust Instrument dated December 6, 1995, as amended. (2)

(a)(2)(b) Schedule A to Trust Instrument dated December 6, 1995, as amended August 17, 1999.(3)

(b)       Bylaws, Amended and Restated as of August 28, 1998. (4)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1)(a) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM").(5)

(d)(1)(b) Schedule A to Investment Advisory Agreement dated as of March 1, 1997, as revised December 11, 1998.(3)

(d)(2) Investment Advisory Agreement dated March 1, 1997 between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund.
          (6)

--------

(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.

(3)   To be filed by amendment.

(4) Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

(5) Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

(6) Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

(d)(3) Schedule A to the Investment Advisory Agreement between Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund, as amended December 11, 1998, to include the Gradison Government Reserves Fund and Established Value Fund, as revised December 11, 1998.(3)

(d)(4) Investment Sub-Advisory Agreement dated March 1, 1997 between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund. (6)

(d)(5) Investment Advisory Agreement dated June 1, 1998 between Registrant and KAM regarding the International Growth Fund. (5)

(d)(6) Portfolio Management Agreement dated June 1, 1998 between Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund.(7)

(e)(1) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership ("BISYS"). (5)

(e)(2)    Schedule I to the Distribution Agreement, as revised August 17,
          1999.(3)

(f)       None.

(g)(1)(a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Attachment B revised as of March 2, 1998. (5)

(g)(1)(b) Schedule A to the Mutual Fund Custody Agreement, as revised August 17, 1999.(3)

(g)(2) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio.(8)

(h)(1)    Form of Broker-Dealer Agreement.(9)

(h)(2) Administration Agreement dated October 1, 1999 between Registrant and BISYS (3)

(h)(3)(a) Sub-Administration Agreement dated October 1, 1999 between BISYS and KAM. (3)

(h)(4)(a) Transfer Agency and Service Agreement dated July 12, 1996 between Registrant and State Street Bank and Trust Company. (5)

(h)(4)(b) Schedule A to the Transfer Agency and Service Agreement, as revised August 17, 1999.(3)

(h)(5)(a) Fund Accounting Agreement dated June 1, 1999 between Registrant and BISYS Fund Services Ohio, Inc (10)

(h)(6) Purchase Agreement is incorporated herein by reference to Exhibit 13(c) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

----------

7 Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.

8 Filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.

9 Filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(i)(1) Opinion and Consent of Kramer Levin Naftalis & Frankel LLP relating to Balanced Fund, Bond Fund, Convertible Securities Fund, Growth Fund, Intermediate Income Fund, Investment Quality Bond Fund, National Municipal New York Tax-Free Fund, Real Estate Investment Fund, Special Value Fund, and Value Fund, dated ________, 1999.(3)

(i)(2) Opinion of Morris, Nichols, Arsht & Tunnell, Delaware counsel to Registrant, relating to the legality of the Class G Shares of the Balanced Fund, Bond Fund, Convertible Securities Fund, Growth Fund, Intermediate Income Fund, Investment Quality Bond Fund, National Municipal New York Tax-Free Fund, Real Estate Investment Fund, Special Value Fund, and Value Fund, dated ___________, 1999.(3)

(j)(1)    Consent of PricewaterhouseCoopers LLP.

(j)(2)    Consent of Kramer Levin Naftalis & Frankel LLP.

(k)       Not applicable.

(l)(1) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(m)(1)(a) Distribution and Service Plan dated June 5, 1995. (5)

(m)(1)(b) Distribution and Service Plan -- Schedule I dated May 11, 1999. (10)

(m)(2) Distribution Plan dated June 5, 1995 for Class B Shares of Registrant with Schedule I amended as of February 1, 1996. (7)

(m)(3)(a) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant.(11)

(m)(3)(b) Schedule A to Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant, as revised August 17, 1999.(3)

(m)(4)(a) Shareholder Servicing Plan dated June 5, 1995. (4)

----------
10 Filed as an Exhibit to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1999, accession number 0000922423-99-000795.

11 Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

(m)(4)(b) Schedule I to the Shareholder Servicing Plan, as revised May 11, 1999.
          (10)

(m)(5)    Form of Shareholder Servicing Agreement. (1)

(n) Financial Data Schedules of the Balanced Fund, Convertible Securities Fund, Growth Fund, Intermediate Income Fund, Investment Quality Bond Fund, National Municipal Bond Fund, New York Tax-Free Fund, Real Estate Investment Fund, Special Value Fund and Value Fund.

(o)       Amended and Restated Rule 18f-3 Multi-Class Plan as of August 17,
          1999.(3)

          Powers of Attorney of Roger Noall and Frank A. Weil. (12 )

          Powers of Attorney of Leigh A. Wilson, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (2)

Item 24. Persons Controlled by or Under  Common Control with Registrant.

                  None.

Item 25. Indemnification

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

Section 10.02  Indemnification.

(a)       Subject to the exceptions and limitations contained in Subsection
          10.02(b):

          (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

----------
12 Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

            (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection
(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto,
Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of the Investment Adviser

KAM is the investment adviser to each Fund of The Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $81 billion as of June 30, 1999. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $75 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.

Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, Cleveland, Ohio 44114, was incorporated in 1991.

Indocam International Investment Services, S.A. ("IIIS") serves as the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as subadviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates which are engaged in the brokerage business. The principal office of IIIS is 90 Blvd. Pasteur, 75730, Paris, CEDEX, 15 -- France.

To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:

Directors:

William G. Spears     o   Senior Managing Director and Chairman

Richard J. Buoncore   o   Senior Managing Director, President and Chief
                          Executive Officer.

Bradley E. Turner     o   Senior Managing Director and Chief Operating Officer

Anthony Aveni         o   Senior Managing Director and Chief Investment Officer
                          of Society Asset Management Division.

Vincent DeP. Farrell  o   Senior Managing Director and Chief Investment Officer
                          of Spears, Benzak, Salomon & Farrell Division.

Richard E. Salomon    o   Senior Managing Director.

Gary R. Martzolf      o   Senior Managing Director.

Other Officers:

Charles G. Crane      o   Senior Managing Director and Chief Market Strategist.

James D. Kacic        o   Chief Financial Officer, Chief Administrative Officer,
                          and Senior Managing Director.

William R. Allen      o   Managing Director.

Jeff D. Suhanic       o   Chief Compliance Officer.

Michael Foisel        o   Assistant Treasurer.

William J. Blake      o   Secretary.

Steven N. Bulloch     o   Assistant Secretary.  Also, Senior Vice President and
                          Senior Counsel of KeyCorp Management Company.

Kathleen A. Dennis    o   Senior Managing Director.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officer and director of Lakefront is:

Nathaniel E. Carter          o        President and Chief Investment Officer.

The business address of the foregoing individual is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of IIIS are as follows:

Jean-Claude Kaltenbach          o   Chairman and CEO.
Ian Gerald McEvatt              o   Director.
Didier Guyot de la Pommeraye    o   Director.
Eric Jostrom                    o   Director.
Claude Doumic                   o   Director.
Charles Vergnot                 o   Director.
Gerard Sutterlin                o   Secretary General

The business address of each of the foregoing individuals is 90 Blvd. Pasteur, .75730 Paris, CEDEX 15 -- France.

Item 27. Principal Underwriter

(a) BISYS Fund Services, Registrant's administrator, also acts as the distributor for the following investment companies as of August 19, 1999.

Alpine Equity Trust              Magna Funds
American Performance Funds       Mercantile Mutual Funds, Inc.
AmSouth Mutual Funds             Meyers Investment Trust MMA Praxis Mutual Funds
The BB&T Mutual Funds Group      M.S.D. & T. Funds
The Coventry Group               Pacific Capital Funds
ESC Strategic Funds, Inc.        Republic Advisor Funds Trust
The Eureka Funds                 Republic Funds Trust
Fifth Third Funds                Sefton Funds
Governor Funds                   SSgA Liquidity Fund
Hirtle Callaghan Trust           Summit Investment Trust
HSBC Funds Trust                 Variable Insurance Funds
HSBC Mutual Funds Trust          The Victory Variable Insurance Funds
The Infinity Mutual Funds, Inc.  Vintage Mutual Funds, Inc.
INTRUST Funds Trust
The Kent Funds

(b) Directors, officers and partners of BISYS Fund Services, Inc., the General Partner of BISYS Fund Services, as of June 15, 1998 were as follows:

Lynn J. Mangum         o      Chairman and CEO.
Dennis Sheehan         o      Director, Executive Vice President and Treasurer.
J. David Huber         o      President.
Kevin J. Dell          o      Vice President and Secretary.
Mark Rybarczyk         o      Senior Vice President.
William Tomko          o      Senior Vice President.
Michael D. Burns       o      Vice President.
David Blackmore        o      Vice President.
Steve Ludwig           o      Compliance Officer.
Robert Tuch            o      Assistant Secretary.


The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

Item 28. Location of Accounts and Records

(1) Key Asset Management Inc., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as investment adviser and sub-administrator).

(2) Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as investment sub-adviser for the Lakefront Fund only).

(3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its function as investment sub-adviser for the International Growth Fund only).

(4) KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its function as shareholder servicing agent).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(6) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(7) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-3875 (records relating to its function as transfer agent).

(8) Boston Financial Data Services, Inc. Two Heritage Drive, Quincy, Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(9) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

(10) Chase Manhattan Bank, 55 Water Street, Room 728, New York, New York 10041 (records relating to its function as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

Item 29. Management Services

         None.

Item 30. Undertakings

         None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on this 10th day of September, 1999.

                             THE VICTORY PORTFOLIOS

                             By: /s/ Leigh A. Wilson
                                 -----------------------
                                 Leigh A. Wilson, President and Trustee

            Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:

          Signature                         Title                       Date
          ---------                         -----                       ----
/s/ Roger Noall                  Chairman of the Board       September 10, 1999
-----------------------          and Trustee
     Roger Noall

/s/ Leigh A. Wilson              Trustee                     September 10, 1999
-----------------------
     Leigh A. Wilson

/s/ Joel B. Engle                Treasurer                   September 10, 1999
-----------------------
     Joel B. Engle

/s/ Harry Gazelle*               Trustee                     September 10, 1999
-----------------------
     Harry Gazelle

/s/ Thomas F. Morissey*          Trustee                     September 10, 1999
-----------------------
     Thomas F. Morrissey

/s/ H. Patrick Swygert*          Trustee                     September 10, 1999
-----------------------
     H. Patrick Swygert

/s/ Frank A. Weil*               Trustee                     September 10, 1999
-----------------------
     Frank A. Weil

/s/ Eugene J. McDonald*          Trustee                     September 10, 1999
-----------------------
     Eugene J. McDonald


*By:  /s/ Carl Frischling
-------------------------------
Carl Frischling
Attorney-in-fact

THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS

Item 23.

Exhibit Number
--------------

EX-99.B11(a)            Consent of PricewaterhouseCoopers LLP.

EX-99.B11(b)            Consent of Kramer Levin Naftalis & Frankel LLP

EX-27.1-14              Financial Data Schedules of the Balanced Fund,
                        Convertible Securities Fund, Growth Fund, Intermediate
                        Income Fund, Investment Quality Bond Fund, National
                        Municipal Bond Fund, New York Tax-Free Fund, Real Estate
                        Investment Fund, Special Value Fund and Value Fund.